S000076295 [Member] Investment Strategy - Bridge Builder Tax Managed Small/Mid Cap Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small- and mid-capitalization companies and other instruments, such as investment companies that seek to track the performance of securities of small- and mid-capitalization companies. The investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.
The Fund defines small- and mid-capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell Midcap® Index and the Russell 2000® Index (as of September 30, 2026, companies with capitalizations between $337.77 thousand and $123.26 billion). The market capitalization of the companies included in the Russell Midcap® Index and the Russell 2000® Index will change with market conditions. While the Fund primarily invests in equity securities of small- and mid-capitalization companies, it may also invest up to 20% of its net assets in securities of large capitalization companies.
In addition, consistent with its 80% investment policy, the Fund may invest in securities issued by U.S. and foreign entities. The Fund may also invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund does not intend to hedge the currency exposure that may be created by its investments in securities denominated in foreign currencies, although a Sub-adviser (defined below) may consider currency risks as part of its investment process.
The Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment strategies. Any investment companies that provide exposure to the investment focus suggested by the Fund’s name are counted toward compliance with the Fund’s 80% investment policy. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2026, the Fund had significant exposure to securities of companies in the industrials sector.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that have been or will be retained by the Adviser. The Fund implements the investment recommendations of the Fund’s sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric” and, together with the Fund’s other sub-advisers, the “Sub-advisers”) as overlay manager appointed by the Adviser. In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Fund. In this role, Parametric manages one or more allocated portions of the Fund pursuant to a strategy that is designed to provide similar exposure to certain designated indices, as described in additional detail below.
Each Sub-adviser (other than Parametric in its role as overlay manager) manages its portion of the Fund’s portfolio by providing a model portfolio to Parametric on an ongoing basis that represents that Sub-adviser’s recommendation as to the securities to be purchased, sold or retained by the Fund. Parametric, as the overlay manager, then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-advisers, including with respect to each direct indexing portion of the Fund, with the weighting of each Sub-adviser’s model in the total portfolio determined by the Adviser.
Each Sub-adviser may use its own proprietary and external research and securities selection processes in constructing its model portfolio. Pursuant to direction from the Adviser, Parametric has limited authority to vary from the models, primarily for the purpose of efficient tax management of the Fund’s securities transactions. Parametric seeks to manage the impact of taxes through active tax management strategies, including tax lot management, which impacts tax loss harvesting, capital gain deferral, and the minimization of wash sales. The Adviser may also direct Parametric to adjust the portfolio to implement the Adviser’s forward-looking views regarding various portfolio characteristics or factors, or for risk management purposes. Parametric may also vary the portfolio implementation to seek trading cost efficiencies, portfolio rebalancing or other portfolio construction objectives as directed by the Adviser.
In connection with the construction of the Fund’s portfolio, the Adviser allocates Fund assets for each investment strategy to the following Sub-advisers: AllianceBernstein L.P. (“AllianceBernstein”), Allspring Global Investments, LLC (“Allspring”), J.P. Morgan Investment Management Inc. (“JPMIM”), Neuberger Berman Investment Advisers
LLC (“Neuberger”), Parametric and Westfield Capital Management Company L.P. (“Westfield”). The Adviser may adjust the weighting of Fund assets allocated to each Sub-adviser’s model at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser.
Below is a summary of each Sub-adviser’s principal investment strategies.
AllianceBernstein’s Principal Investment Strategies
AllianceBernstein recommends investments primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies. AllianceBernstein considers small- to mid-capitalization companies to be companies that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500® Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500® Value Index.
In constructing its model portfolio, AllianceBernstein generally looks for companies that are determined by AllianceBernstein to be undervalued, using AllianceBernstein’s fundamental value approach. In making recommendations for its allocated portion of the Fund’s assets, AllianceBernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.
Allspring’s Principal Investment Strategies
Under normal circumstances, Allspring recommends investments primarily in equity securities of medium-capitalization companies. Allspring defines equity securities of medium-capitalization companies as securities of companies with market capitalizations within the range of the Russell Midcap® Index at the time of purchase.
Typical investments recommended by Allspring include stocks of companies that are generally out of favor in the marketplace, or are undergoing reorganization or other corporate action that may create above-average price appreciation. Allspring regularly reviews the investments of the portfolio and may recommend the sale of a portfolio holding when a stock nears its price target, downside risks increase considerably, the company’s fundamentals have deteriorated, or Allspring identifies a more attractive investment opportunity. Allspring may recommend that portfolio securities be actively traded, which may lead to higher transaction costs that may affect the performance of Allspring’s allocated portion of the Fund’s assets.
JPMIM’s Principal Investment Strategies
JPMIM employs a fundamental bottom-up investment process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which JPMIM believes will achieve above-average growth in the future. Under normal circumstances, JPMIM expects to recommend investments primarily in equity securities of mid-cap companies. JPMIM defines mid-cap companies as companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase. In constructing its model portfolio for the Fund, JPMIM seeks growth companies with leading competitive positions that can achieve sustainable growth. JPMIM may recommend that a security be sold due to a change in the company’s fundamentals or if JPMIM believes the security is no longer attractively valued. JPMIM may also recommend that a security be sold if JPMIM identifies a stock that it believes offers a better investment opportunity.
Neuberger’s Principal Investment Strategies
Neuberger recommends investments that are comprised mainly of common stocks of small-mid capitalization companies, which Neuberger defines as those with a total market capitalization within the market capitalization range of companies in the Russell 2500® Index at the time of initial purchase. The market capitalization of the companies in Neuberger’s model portfolio and the Russell 2500® Index changes over time and Neuberger may continue to recommend that a position in a company continue to be held or added to after its market capitalization has moved outside the range of the Russell 2500® Index. Neuberger seeks to reduce risk by diversifying among many companies and industries.
At times, Neuberger’s portfolio managers may emphasize certain sectors that they believe will benefit from market or economic trends. Although Neuberger expects to recommend investments primarily in domestic stocks, it may also recommend investments in stocks of foreign companies. Neuberger’s portfolio managers generally look for what they believe to be high-quality companies whose current market shares and balance sheets are strong. In addition, Neuberger’s portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: a history of above- average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and a belief that the company has sound future business prospects. This approach is designed to seek to benefit from potential increases in stock prices, while endeavoring to limit the risks typically associated with small-mid capitalization stocks. Neuberger’s portfolio managers follow a disciplined selling strategy and may recommend the sale of a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.
Parametric’s Principal Investment Strategies
In addition to acting as overlay manager, Parametric also serves as the direct indexing manager for the Fund. This strategy is designed to provide the Fund with similar exposure to the Russell 2500® Index and S&P SmallCap 600® Index while maximizing after-tax returns through a variety of tax management techniques. The strategy seeks to exceed its benchmark on an after-tax basis. The criterion for the selection of investments is inclusion within the Russell 2500® Index and S&P SmallCap 600® Index.
Westfield’s Principal Investment Strategies
Westfield employs a fundamental, bottom-up research approach, which seeks to identify reasonably priced stocks with high earnings potential. In order to seek the highest returns with the least degree of risk, Westfield generally favors stocks that, in the judgment of Westfield, have: (i) sizeable management ownership; (ii) strong financial conditions; (iii) sufficient cash flow to fund growth internally; and (iv) strong pricing power. Westfield also considers factors such as earnings growth forecasts, price target estimates, total return potential, and business developments. Stocks may be sold when Westfield believes that the stocks no longer represent attractive investment opportunities, based on the factors described above.
Under normal circumstances, Westfield recommends investments in equity securities of small-mid capitalization companies. Westfield defines small-mid capitalization companies as companies whose market capitalizations at the time of initial purchase fall within the range of the Russell 2500® Growth Index. The market capitalization of the companies in Westfield’s model portfolio and the Russell 2500® Growth Index changes over time and Westfield will continue to recommend that a position in a company continue to be held or added to after its market capitalization has moved outside the range of the Russell 2500® Growth Index. Although Westfield recommends investments primarily in publicly traded U.S. securities, it may also recommend investments in foreign securities.